Stock-Based Awards (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
General and administrative expense
Stock-based awards
Stock-based compensation expense	$ 354,119	$ 93,360
Research and development expense
Stock-based awards
Stock-based compensation expense	$ 429,468	70,796
Stock options
Stock-based awards
Unamortized stock-based compensation expense		$ 576,223
Expected weighted average period to be recognized		2 years 3 months 18 days